PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in ) generated from operating activities	¥ (359,313)	$ (56,387)	¥ (229,766)	¥ (195,347)
Net cash generated (used in) from investing activities	(565,981)	(88,815)	(533,885)	(1,071,507)
Net cash used in financing activities	642,449	100,813	1,138,302	513,268
Cash at beginning of the year	334,264
Cash at end of the year	157,386	24,697	334,264
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash (used in ) generated from operating activities	(9,301)	(1,460)	9,041	(31,460)
Net cash generated (used in) from investing activities	(88,546)	(13,895)	(7,468)	311,716
Net cash used in financing activities	110,876	17,399		(280,483)
Exchange rate effect on cash	(50)	(7)	(34)	45
Net (decrease) increase in cash	12,979	2,037	1,539	(182)
Cash at beginning of the year	2,079	326	540	722
Cash at end of the year	¥ 15,058	$ 2,363	¥ 2,079	¥ 540